Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Parenthetical) (Detail) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 2.1	$ 20.3
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 18.91	$ 19.00
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 18.05	$ 19.00
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 2.4	$ 15.3	$ 9.9	$ 5.2
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 20.31	$ 20.93	$ 18.62	$ 18.08
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 15.45	22.39	18.83	18.07
MEMP [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value, market price range		21.99	18.33	17.14
MEMP [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value, market price range		$ 23.40	$ 20.35	$ 18.58